Expense Example {- Fidelity Series Large Cap Stock Fund} - 06.30 Fidelity Series Large Cap Stock Fund PRO-07 - Fidelity Series Large Cap Stock Fund - Fidelity Series Large Cap Stock Fund	Aug. 28, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none